SMALLCAP World Fund®
Investment portfolio
June 30, 2025
unaudited

Common stocks 95.22% Industrials 23.59%	Shares	Value (000)
Comfort Systems USA, Inc.	1,475,459	$791,156
Diploma PLC (a)	10,369,406	695,737
Crane Co.	2,330,250	442,491
ATI, Inc. (b)	4,590,861	396,375
BELIMO Holding AG	348,256	354,642
Babcock International Group PLC	21,322,088	335,994
IMI PLC	11,362,947	326,608
CBIZ, Inc. (a)(b)	4,230,982	303,404
Casella Waste Systems, Inc., Class A (b)	2,547,129	293,888
Arcosa, Inc. (a)	3,336,158	289,278
Bombardier, Inc., Class B (b)	3,262,578	284,246
Federal Signal Corp.	2,561,393	272,583
Enpro, Inc. (a)	1,401,604	268,477
AZEK Co., Inc. (The), Class A (b)	4,837,841	262,937
CSW Industrials, Inc. (a)	889,652	255,179
Kadant, Inc. (a)	800,350	254,071
SPIE SA	4,474,067	251,390
International Container Terminal Services, Inc.	34,119,756	248,948
IMCD NV	1,814,613	243,784
Carel Industries SpA (a)(c)	8,874,312	236,249
XPO, Inc. (b)	1,866,744	235,751
SPX Technologies, Inc. (b)	1,356,956	227,534
Cleanaway Waste Management, Ltd. (a)	122,608,239	219,489
Saia, Inc. (b)	791,415	216,840
VSE Corp. (a)	1,614,726	211,497
First Advantage Corp. (a)(b)(c)	12,484,934	207,375
Japan Elevator Service Holdings Co., Ltd. (a)	7,016,300	202,442
UL Solutions, Inc., Class A	2,645,110	192,723
Adecco Group AG	6,355,000	188,860
Addtech AB, Class B	5,442,314	185,228
FTAI Aviation, Ltd.	1,554,184	178,793
Herc Holdings, Inc.	1,351,118	177,929
NICHIAS Corp. (a)(c)	4,618,900	177,180
Rumo SA	50,786,647	173,212
Takasago Thermal Engineering Co., Ltd.	3,506,712	172,578
AZZ, Inc. (a)	1,803,718	170,415
Lifco AB, Class B	4,195,000	169,735
Enerpac Tool Group Corp., Class A (a)	4,126,230	167,360
Hensoldt AG	1,431,774	164,271
Karman Holdings, Inc. (b)	3,180,992	160,227
Nexans SA	1,186,020	154,935
QinetiQ Group PLC	21,031,214	148,817
Qantas Airways, Ltd.	20,961,789	148,169
Armstrong World Industries, Inc.	910,715	147,937
Howden Joinery Group PLC	12,143,042	142,679
Applied Industrial Technologies, Inc.	603,984	140,396
SMALLCAP World Fund — Page 1 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Trelleborg AB, Class B	3,745,067	$139,378
Sinfonia Technology Co., Ltd. (a)(c)	2,023,746	137,160
Weir Group PLC (The)	3,978,926	135,996
Tecnoglass, Inc.	1,690,140	130,749
SWCC Corp. (a)(c)	2,465,858	129,111
Interpump Group SpA	3,089,462	128,610
Volution Group PLC (a)	15,759,887	127,850
Inox Wind, Ltd. (b)	61,119,487	124,961
SiteOne Landscape Supply, Inc. (b)	953,471	115,313
Regal Rexnord Corp.	791,511	114,737
Copa Holdings SA, Class A	1,008,945	110,954
Grafton Group PLC	7,843,552	110,033
Moog, Inc., Class A	604,349	109,369
Hub Group, Inc., Class A	3,263,733	109,107
R&S Group Holding AG (a)	2,967,426	108,083
ICF International, Inc. (a)	1,260,321	106,762
Visional, Inc. (b)	1,377,946	106,309
BayCurrent, Inc.	2,046,630	105,455
Air Lease Corp., Class A	1,800,000	105,282
Masco Corp.	1,625,000	104,585
Montana Aerospace AG (a)(b)	3,142,206	102,767
REV Group, Inc.	2,112,209	100,520
VAT Group AG	231,276	97,559
Cadre Holdings, Inc. (a)	3,032,795	96,594
Chemring Group PLC	12,126,351	94,046
LS Electric Co., Ltd.	407,101	90,192
Loar Holdings, Inc. (b)(c)	1,038,988	89,530
KEI Industries, Ltd.	2,007,514	88,779
INVISIO Communications AB (a)	2,348,527	88,744
Builders FirstSource, Inc. (b)	760,228	88,711
dormakaba Holding AG	96,872	88,515
Watsco, Inc.	200,000	88,324
Arcadis NV, non-registered shares	1,757,001	85,270
Sweco AB, Class B	4,861,858	84,278
Graco, Inc.	954,000	82,015
Limbach Holdings, Inc. (a)(b)	582,805	81,651
DO & CO AG, non-registered shares (b)	373,869	79,800
Kandenko Co., Ltd.	3,404,500	78,797
Matson, Inc.	697,331	77,648
MDA Space, Ltd. (b)	2,995,562	77,235
Alaska Air Group, Inc. (b)	1,500,000	74,220
Valmet OYJ	2,357,305	72,946
AQ Group AB	3,743,147	71,532
AAON, Inc.	955,202	70,446
McGrath RentCorp	595,650	69,072
Hammond Power Solutions, Inc., Class A (c)	730,120	67,251
Simpson Manufacturing Co., Inc.	428,003	66,473
Tetra Tech, Inc.	1,585,673	57,021
Mader Group, Ltd. (a)	12,668,433	56,113
Harmonic Drive Systems, Inc.	2,883,967	56,075
CECO Environmental Corp. (a)(b)(c)	1,971,334	55,808
Byrna Technologies, Inc. (a)(b)	1,740,773	53,755
Upwork, Inc. (b)	3,986,549	53,579
Engcon AB, Class B	5,424,839	51,720
BrightView Holdings, Inc. (b)	3,072,555	51,158
SMALLCAP World Fund — Page 2 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Wizz Air Holdings PLC (b)(c)	3,332,293	$49,857
CAE, Inc. (b)	1,657,584	48,580
Localiza Rent a Car SA, ordinary nominative shares	6,302,250	47,002
Advanced Drainage Systems, Inc.	406,025	46,636
Instalco AB (a)(c)	18,109,847	46,514
APi Group Corp. (b)	907,771	46,342
AirTAC International Group	1,550,000	46,216
WESCO International, Inc.	249,081	46,130
Construction Partners, Inc., Class A (b)	433,663	46,090
Fiverr International, Ltd. (b)	1,518,959	44,551
Ventia Services Group Pty, Ltd.	12,643,253	43,104
Voltronic Power Technology Corp.	956,000	41,235
Willscot Holdings Corp., Class A	1,500,000	41,100
Voyager Technologies, Inc., Class A (b)(c)	1,025,921	40,267
MYR Group, Inc. (b)	219,175	39,769
Alight, Inc., Class A	7,021,606	39,742
Bloom Energy Corp., Class A (b)	1,616,379	38,664
ATS Corp. (b)	1,196,000	38,144
Sterling Infrastructure, Inc. (b)	164,811	38,027
Boyd Group Services, Inc. (c)	241,918	38,000
Reliance Worldwide Corp., Ltd.	13,700,714	36,970
Motiva Infraestrutura de Mobilidade SA	14,562,465	36,962
BWX Technologies, Inc.	250,845	36,137
RENK Group AG	438,109	35,021
Oshkosh Corp.	300,000	34,062
Shaily Engineering Plastics, Ltd. (b)	1,750,913	33,963
IndiaMart InterMesh, Ltd.	1,094,187	33,147
FTAI Infrastructure, Inc.	5,345,350	32,981
Trex Co., Inc. (b)	602,320	32,754
SATS, Ltd.	13,472,700	32,212
Kingspan Group PLC	376,909	32,055
Robert Half, Inc.	763,691	31,349
FTI Consulting, Inc. (b)	190,072	30,697
MonotaRO Co., Ltd. (c)	1,511,100	29,854
Storskogen Group AB, Class B	25,000,000	29,820
Generac Holdings, Inc. (b)	207,989	29,786
Kurita Water Industries, Ltd.	750,000	29,676
Indutrade AB	1,080,000	29,475
Sinoseal Holding Co., Ltd., Class A	5,724,536	29,376
Worthington Enterprises, Inc.	457,502	29,115
Beijer Ref AB, Class B	1,783,220	28,150
Avis Budget Group, Inc. (b)(c)	163,684	27,671
Delhivery, Ltd. (b)	6,166,499	27,525
Georg Fischer AG (c)	331,353	27,082
discoverIE Group PLC	2,945,272	26,359
Melrose Industries PLC	3,561,312	25,948
InPost SA (b)	1,411,873	23,450
Grupa Pracuj SA	1,300,000	22,903
Karnell Group AB (a)(b)	3,739,000	22,013
easyJet PLC	3,000,000	21,916
Judges Scientific PLC	172,306	21,003
GMS, Inc. (b)	189,079	20,562
FUJI Corp.	1,077,700	20,109
Oswal Pumps, Ltd. (b)(d)	2,443,008	20,063
Oswal Pumps, Ltd. (b)	3,737	31
SMALLCAP World Fund — Page 3 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
MSA Safety, Inc.	112,841	$18,904
Einride AB (a)(b)(e)(f)	438,277	14,673
Mueller Industries, Inc.	168,113	13,360
Ariston Holding NV (c)	2,678,574	13,220
THK Co., Ltd. (c)	465,100	12,457
SINOPEC Engineering (Group) Co., Ltd., Class H	14,540,000	11,076
RS Group PLC	1,136,923	8,966
Sumitomo Densetsu Co., Ltd.	141,700	6,071
Nitta Corp.	180,825	4,847
LIG Nex1 Co., Ltd.	7,871	3,149
		18,490,647
Financials 16.04%
Essent Group, Ltd. (a)	8,394,411	509,793
Affirm Holdings, Inc., Class A (b)	6,281,610	434,311
360 ONE WAM, Ltd. (a)	29,362,802	408,977
National Bank of Greece SA	28,487,135	363,416
Baldwin Insurance Group, Inc. (The), Class A (a)(b)	8,232,176	352,419
Eurobank Ergasias Services and Holdings SA	89,847,303	308,617
Glacier Bancorp, Inc. (a)	7,062,366	304,247
SouthState Corp.	2,938,473	270,428
Paymentus Holdings, Inc., Class A (b)	8,135,396	266,434
VZ Holding AG	1,143,392	250,164
SLM Corp.	7,486,751	245,491
RenaissanceRe Holdings, Ltd.	952,200	231,289
Victory Capital Holdings, Inc., Class A	3,328,141	211,903
Goosehead Insurance, Inc., Class A (a)	1,951,952	205,950
Cholamandalam Investment and Finance Co., Ltd.	10,839,668	205,772
StepStone Group, Inc., Class A	3,562,901	197,741
JB Financial Group Co., Ltd. (a)	12,546,669	191,045
Skyward Specialty Insurance Group, Inc. (a)(b)	3,230,416	186,686
AU Small Finance Bank, Ltd.	18,729,913	178,541
Pluxee NV (c)	8,071,249	175,794
Janus Henderson Group PLC	4,522,625	175,659
Nuvama Wealth Management, Ltd.	1,782,269	171,057
Wintrust Financial Corp.	1,367,835	169,584
Manappuram Finance, Ltd. (a)	51,893,302	166,626
Max Financial Services, Ltd. (b)	8,640,154	165,942
Plus500, Ltd.	3,557,678	165,842
Vontobel Holding AG	1,878,332	151,744
AUB Group, Ltd. (a)	6,420,148	149,918
Stifel Financial Corp.	1,422,726	147,651
Home BancShares, Inc.	5,017,727	142,805
HDFC Asset Management Co., Ltd.	2,278,856	137,959
Marex Group PLC	3,488,093	137,675
Asia Commercial Joint Stock Bank	168,519,866	137,420
OneMain Holdings, Inc.	2,361,042	134,579
Home First Finance Company India, Ltd. (a)	8,037,518	129,195
PB Fintech, Ltd. (b)	5,985,248	127,291
Banca Generali SpA	2,244,006	124,712
Kinsale Capital Group, Inc.	257,620	124,662
JTC PLC (a)	10,438,268	121,789
Trupanion, Inc. (b)	2,090,480	115,708
BNK Financial Group, Inc.	12,294,777	113,419
Aspen Insurance Holdings, Ltd., Class A (b)	3,563,901	112,156
SMALLCAP World Fund — Page 4 of 28

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
IIFL Finance, Ltd. (a)(b)	19,912,380	$109,767
Aptus Value Housing Finance India, Ltd. (a)	27,453,811	103,704
Porto Seguro SA	10,145,154	103,074
SiriusPoint, Ltd. (b)	5,000,000	101,950
Euronext NV	585,333	100,045
Lazard, Inc., Class A	2,068,844	99,263
City Union Bank, Ltd.	36,608,696	93,362
Discovery, Ltd.	7,307,799	88,666
Alpha Bank SA	24,000,000	84,530
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	83,605
East West Bancorp, Inc.	796,201	80,400
Comerica, Inc.	1,318,594	78,654
Radian Group, Inc.	2,161,287	77,850
Antin Infrastructure Partners SA (c)	5,753,967	77,810
Oscar Health, Inc., Class A (b)(c)	3,622,586	77,668
Nordnet AB	2,810,653	76,350
BSE, Ltd.	2,219,334	71,686
Banco del Bajio, SA	29,567,267	71,458
Sammaan Capital, Ltd.	40,816,248	67,759
Slide Insurance Holdings, Inc. (b)(c)	3,000,000	64,980
Tikehau Capital SCA, non-registered shares (c)	2,861,823	63,916
Hamilton Lane, Inc., Class A	443,710	63,060
BFF Bank SpA (b)	5,644,628	61,870
First American Financial Corp.	978,752	60,086
Bridgepoint Group PLC	14,019,131	59,808
Root, Inc., Class A (b)	461,038	58,999
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	58,810
Canara Bank	44,067,403	58,681
Gunma Bank, Ltd. (The)	6,938,000	58,321
Capitec Bank Holdings, Ltd.	288,467	57,860
Artisan Partners Asset Management, Inc., Class A	1,277,000	56,609
Patria Investments, Ltd., Class A	3,963,439	55,726
Netwealth Group, Ltd.	2,390,750	52,853
Norion Bank AB (b)	9,838,520	52,828
TMX Group, Ltd.	1,210,073	51,291
EFG International AG	2,750,000	50,948
PagSeguro Digital, Ltd., Class A	5,242,200	50,535
Roko AB, Class B (b)(c)	207,519	50,427
NMI Holdings, Inc. (b)	1,150,000	48,519
Aavas Financiers, Ltd. (b)	1,964,024	47,921
Optima Bank SA	2,026,588	47,744
Central Depository Services (India), Ltd.	2,199,032	46,001
Webster Financial Corp.	831,263	45,387
Evercore, Inc., Class A	166,790	45,037
Moelis & Co., Class A	719,000	44,808
Sprott, Inc.	627,767	43,394
L&T Finance, Ltd.	17,835,312	42,843
CVB Financial Corp.	2,071,109	40,987
Premium Group Co., Ltd. (a)(c)	2,799,300	40,802
GMO Payment Gateway, Inc.	606,100	39,315
Swissquote Group Holding, Ltd.	66,940	37,914
XP, Inc., Class A	1,867,000	37,713
Kyoto Financial Group, Inc.	1,914,400	34,325
Pine Labs Pte., Ltd. (b)(e)(f)	76,998	33,724
Regional, SAB de CV, Class A	3,997,738	33,048
SMALLCAP World Fund — Page 5 of 28

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PJT Partners, Inc., Class A	191,756	$31,642
First Merchants Corp.	818,755	31,358
flatexDEGIRO AG	1,096,877	30,984
Steadfast Group, Ltd.	7,191,215	28,445
Haci Omer Sabanci Holding AS	12,441,356	28,012
FirstCash Holdings, Inc.	199,800	27,001
Funding Circle Holdings PLC (b)(c)	14,713,073	25,932
Columbia Banking System, Inc.	1,063,800	24,872
Hellenic Exchanges - Athens Stock Exchange SA (a)	3,500,000	24,696
Stewart Information Services Corp.	368,069	23,961
Yapi ve Kredi Bankasi AS (b)	30,000,000	23,884
EZCORP, Inc., Class A, nonvoting shares (b)	1,682,664	23,355
GQG Partners, Inc. (CDI)	14,845,451	22,081
TMBThanachart Bank PCL, foreign registered shares	365,868,600	21,309
Houlihan Lokey, Inc., Class A	112,959	20,327
Linc AB (b)(c)	2,358,208	18,096
TWFG, Inc., Class A (b)	515,409	18,039
P10, Inc., Class A (c)	1,526,176	15,598
Redwood Trust, Inc. REIT	2,562,000	15,141
Main Street Capital Corp. (c)	213,235	12,602
Generation Development Group, Ltd.	3,171,745	11,481
KFin Technologies, Ltd. (b)	635,355	9,984
Worldline SA, non-registered shares (b)(c)	2,220,568	9,377
PT Bank Syariah Indonesia Tbk	31,961,900	5,079
		12,570,358
Consumer discretionary 15.26%
Dollarama, Inc.	5,010,000	705,907
TopBuild Corp. (a)(b)	2,096,702	678,786
Metaplanet, Inc. (a)(b)(c)	36,624,100	419,637
CAVA Group, Inc. (b)	4,559,678	384,062
Lottomatica Group SpA (a)	13,069,520	362,712
Tube Investments of India, Ltd. (a)	9,767,149	354,082
Entain PLC	26,430,456	326,881
Wyndham Hotels & Resorts, Inc. (a)	3,952,848	321,011
Cavco Industries, Inc. (a)(b)	660,036	286,739
Games Workshop Group PLC	1,212,576	269,973
Floor & Decor Holdings, Inc., Class A (b)	2,947,545	223,896
Toll Brothers, Inc.	1,927,000	219,929
Global-E Online, Ltd. (b)	6,098,763	204,553
Wingstop, Inc.	588,233	198,082
Patrick Industries, Inc. (a)(c)	2,125,829	196,150
Light & Wonder, Inc. (b)	1,493,299	143,745
Light & Wonder, Inc. Chess Depository Receipt (b)	507,820	49,271
Wayfair, Inc., Class A (b)	3,624,194	185,341
DraftKings, Inc., Class A (b)	4,227,032	181,297
Thor Industries, Inc. (c)	2,007,553	178,291
Modine Manufacturing Co. (b)	1,808,482	178,135
Inchcape PLC	17,079,502	170,205
Food & Life Cos., Ltd.	3,422,400	166,717
Jumbo SA	4,562,224	157,460
KB Home	2,957,918	156,681
Five Below, Inc. (b)	1,162,577	152,507
Champion Homes, Inc. (b)	2,360,612	147,798
Bright Horizons Family Solutions, Inc. (b)	1,181,846	146,064
SMALLCAP World Fund — Page 6 of 28

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MakeMyTrip, Ltd. (b)	1,488,713	$145,924
DPC Dash, Ltd. (a)(b)	10,400,586	136,070
Ollie’s Bargain Outlet Holdings, Inc. (b)	1,019,644	134,369
B&M European Value Retail SA	35,954,843	133,945
Genius Sports, Ltd. (a)(b)	12,308,583	128,009
Sega Sammy Holdings, Inc. (c)	5,116,700	122,761
Lennar Corp., Class A	1,058,458	117,076
Lennar Corp., Class B	21,169	2,228
Moncler SpA	2,015,000	114,857
Norwegian Cruise Line Holdings, Ltd. (b)	5,481,415	111,163
BRP, Inc. (c)	2,223,013	107,906
Adtalem Global Education, Inc. (b)	810,187	103,080
Cairn Homes PLC (GBP denominated) (a)	24,410,217	61,987
Cairn Homes PLC (EUR denominated) (a)	15,777,677	39,866
Polaris, Inc. (c)	2,405,834	97,797
Installed Building Products, Inc.	531,847	95,903
Domino’s Pizza Group PLC (a)(c)	26,295,118	92,906
Meritage Homes Corp.	1,377,984	92,284
Guzman y Gomez, Ltd. (b)	4,786,967	89,129
Wynn Resorts, Ltd.	941,200	88,162
Acushnet Holdings Corp. (c)	1,200,000	87,384
Watches of Switzerland Group PLC (a)(b)	15,456,420	86,987
Century Communities, Inc. (a)	1,512,000	85,156
Temple & Webster Group, Ltd. (b)	5,938,319	83,325
Genda, Inc. (a)(b)(c)	13,590,200	82,482
Domino’s Pizza, Inc.	176,500	79,531
Kontoor Brands, Inc.	1,176,410	77,608
Grand Canyon Education, Inc. (b)	402,337	76,042
Murphy USA, Inc.	175,000	71,190
Churchill Downs, Inc.	700,929	70,794
Boot Barn Holdings, Inc. (b)	457,377	69,521
Brinker International, Inc. (b)	384,331	69,306
Zalando SE, non-registered shares (b)	2,090,874	68,839
Evolution AB	850,000	67,526
Darden Restaurants, Inc.	303,300	66,110
ThredUp, Inc., Class A (b)	8,707,600	65,220
Brunello Cucinelli SpA	532,326	64,712
Berkeley Group Holdings PLC	1,193,054	63,213
Sanrio Co., Ltd.	1,278,300	61,853
Auction Technology Group PLC (a)(b)	9,694,672	60,615
JVCKENWOOD Corp.	7,547,100	60,532
Tsuburaya Fields Holdings, Inc. (a)(c)	3,891,900	56,187
Peloton Interactive, Inc., Class A (b)	7,742,528	53,733
Malibu Boats, Inc., Class A (a)(b)	1,622,920	50,862
Steven Madden, Ltd.	2,115,617	50,732
Rusta AB (c)	6,372,700	49,912
Camping World Holdings, Inc., Class A	2,851,901	49,024
Puuilo OYJ	3,024,995	46,501
MRF, Ltd.	27,565	45,757
Smartfit Escola de Ginastica e Danca SA	9,507,190	43,467
Aditya Vision, Ltd. (a)	9,866,779	42,920
Dominos Pizza Enterprises, Ltd.	3,347,199	42,451
RH (b)(c)	201,734	38,130
tonies SE, Class A (b)(c)	5,413,768	38,008
Beazer Homes USA, Inc. (a)(b)	1,659,813	37,130
SMALLCAP World Fund — Page 7 of 28

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
IDP Education, Ltd. (a)	15,170,413	$36,643
Central Automotive Products, Ltd.	2,723,400	34,287
Vail Resorts, Inc.	211,792	33,279
OneSpaWorld Holdings, Ltd.	1,528,664	31,169
Yonex Co., Ltd. (c)	1,484,700	29,899
Whirlpool Corp.	291,517	29,566
Jack in the Box, Inc. (a)(c)	1,606,607	28,051
VF Corp.	2,380,695	27,973
Amber Enterprises India, Ltd. (b)	345,077	27,239
Shoei Co., Ltd. (c)	2,190,200	26,464
AUTO1 Group SE (b)	792,188	25,531
MIPS AB	543,100	25,442
Winnebago Industries, Inc.	850,825	24,674
Pool Corp.	82,506	24,049
Nien Made Enterprise Co., Ltd.	1,560,018	21,762
Barratt Redrow PLC	3,315,285	20,747
YETI Holdings, Inc. (b)	641,400	20,217
Fox Factory Holding Corp. (b)	773,679	20,069
Vibra Energia SA	4,611,800	18,386
XPEL, Inc. (b)	505,927	18,163
Victoria’s Secret & Co. (b)	909,517	16,844
Belrise Industries, Ltd. (b)	9,035,494	11,079
Belrise Industries, Ltd. (b)(d)	4,620,775	5,666
MasterCraft Boat Holdings, Inc. (b)	676,133	12,563
Zhejiang Weixing Industrial Development Co., Ltd., Class A	8,035,700	12,235
Caesars Entertainment, Inc. (b)	400,000	11,356
OneWater Marine, Inc., Class A (b)(c)	754,805	10,107
Traeger, Inc. (b)	5,579,106	9,540
StockX, Inc. (b)(e)(f)	161,790	5,363
Brilliant Earth Group, Inc., Class A (b)	929,849	1,274
EIH, Ltd.	225,475	971
BNN Technology PLC (b)(e)	19,007,000	— (g)
		11,964,702
Information technology 15.07%
Kokusai Electric Corp. (a)(c)	18,786,929	452,306
eMemory Technology, Inc. (a)	5,493,762	443,834
Lumentum Holdings, Inc. (a)(b)	4,407,560	418,983
Fabrinet, non-registered shares (b)	1,370,767	403,938
Allegro MicroSystems, Inc. (a)(b)	10,164,526	347,525
MKS, Inc.	2,987,713	296,859
Maruwa Co., Ltd. (a)	979,043	281,057
Global Unichip Corp.	5,891,403	263,189
Insight Enterprises, Inc. (a)(b)	1,871,086	258,369
Impinj, Inc. (a)(b)	2,318,597	257,527
Dexerials Corp. (a)	15,484,500	240,055
Ncino, Inc. (a)(b)(c)	8,406,567	235,132
Softcat PLC	9,402,397	221,599
Lumine Group, Inc., subordinate voting shares (b)	5,967,653	209,607
MACOM Technology Solutions Holdings, Inc. (b)	1,450,591	207,855
King Slide Works Co., Ltd.	2,896,983	201,813
Lagercrantz Group AB, Class B	8,377,963	201,548
SHIFT, Inc. (a)(b)	16,394,900	199,009
Pegasystems, Inc.	3,613,562	195,602
VusionGroup	574,503	185,561
SMALLCAP World Fund — Page 8 of 28

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Reply SpA	1,044,392	$180,353
Jentech Precision Industrial Co., Ltd.	3,409,467	176,239
Credo Technology Group Holding, Ltd. (b)	1,888,230	174,831
Semtech Corp. (b)	3,763,393	169,880
Alkami Technology, Inc. (a)(b)(c)	5,464,036	164,686
PAR Technology Corp. (a)(b)(c)	2,279,596	158,136
Nova, Ltd. (b)(c)	563,068	154,956
Silicon Laboratories, Inc. (b)	1,045,240	154,027
OSI Systems, Inc. (b)	674,343	151,633
Celestica, Inc. (b)(c)	968,382	151,174
Viavi Solutions, Inc. (a)(b)	14,455,454	145,566
Q2 Holdings, Inc. (b)	1,488,553	139,314
Topicus.com, Inc., subordinate voting shares (b)	1,086,784	136,160
Intapp, Inc. (b)	2,548,255	131,541
Monday.com, Ltd. (b)	405,134	127,406
ASMPT, Ltd.	17,342,915	127,145
Megaport, Ltd. (a)(b)	12,808,950	121,732
Unity Software, Inc. (b)(c)	4,932,714	119,372
Rubrik, Inc., Class A (b)	1,321,667	118,408
Vitec Software Group AB, Class B (c)	2,283,049	115,155
Coforge, Ltd.	4,934,045	110,723
Kitron ASA (a)	15,908,251	98,801
Novanta, Inc. (b)	755,395	97,393
Appier Group, Inc. (a)(c)	8,183,100	92,682
Money Forward, Inc. (b)	2,613,371	89,015
RingCentral, Inc., Class A (b)	3,103,767	87,992
Kulicke and Soffa Industries, Inc.	2,390,272	82,703
Klaviyo, Inc., Class A (b)	2,390,698	80,280
Clearwater Analytics Holdings, Inc., Class A (b)	3,588,271	78,691
Vertex, Inc., Class A (b)	2,193,265	77,499
Disco Corp.	255,900	75,754
Globant SA (b)	825,768	75,013
Amano Corp.	2,391,500	74,466
Nippon System Development Co., Ltd.	2,987,400	74,060
Lotes Co., Ltd.	1,601,000	73,988
Power Integrations, Inc.	1,262,854	70,593
Alphawave IP Group PLC (b)(c)	29,520,373	70,588
Circle Internet Group, Inc. (b)(c)	388,982	70,518
Ingram Micro Holding Corp.	3,143,632	65,513
Riken Keiki Co., Ltd. (a)(c)	3,116,152	65,459
Crane NXT, Co. (c)	1,175,737	63,372
Tri Chemical Laboratories, Inc. (a)(c)	2,580,900	59,592
Guidewire Software, Inc. (b)	239,672	56,431
Tokyo Seimitsu Co., Ltd.	838,000	55,940
Nayax, Ltd. (b)	1,075,000	54,256
Astera Labs, Inc. (b)	600,000	54,252
Lattice Semiconductor Corp. (b)	1,090,599	53,428
Aixtron SE (c)	2,733,700	50,202
Okta, Inc., Class A (b)	500,000	49,985
Nemetschek SE	339,710	49,220
MongoDB, Inc., Class A (b)	234,281	49,197
HPSP Co., Ltd.	2,344,024	48,197
OBIC Business Consultants Co., Ltd.	798,600	47,343
Progress Software Corp.	722,081	46,098
CDW Corp.	250,000	44,647
SMALLCAP World Fund — Page 9 of 28

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Hexaware Technologies, Ltd.	4,473,667	$44,369
Flex, Ltd. (b)	864,808	43,171
Confluent, Inc., Class A (b)	1,709,937	42,629
Riskified, Ltd., Class A (b)	8,313,598	41,485
Vontier Corp.	1,100,000	40,590
Cognex Corp.	1,219,012	38,667
Bechtle AG, non-registered shares (c)	788,422	36,945
Azbil Corp.	3,625,800	34,494
Socionext, Inc. (c)	1,765,841	34,040
SINBON Electronics Co., Ltd.	4,546,092	34,004
BlackLine, Inc. (b)(c)	595,000	33,689
Dynavox Group AB (b)	2,816,807	33,286
SPS Commerce, Inc. (b)	214,469	29,187
VisEra Technologies Co., Ltd.	3,644,826	28,885
Kinaxis Inc. (b)	187,671	27,910
SiTime Corp. (b)	123,011	26,211
CompoSecure, Inc., Class A (b)(c)	1,786,525	25,172
Cellebrite DI, Ltd. (b)	1,509,603	24,154
A&D HOLON Holdings Co., Ltd. (a)	1,536,676	22,441
Blockchain Group (The) (b)(c)	4,062,833	20,627
INFICON Holding AG	153,470	20,580
Dock, Ltd. (b)(e)(f)	4,318,937	20,515
Elite Material Co., Ltd. (b)	679,000	20,501
Accton Technology Corp.	803,000	20,067
Noventiq Holdings PLC (GDR) (a)(b)(e)(h)	17,110,290	19,848
Noventiq Holdings PLC (GDR) (b)(e)	16,060	19
Planisware SAS	700,977	19,569
Presight AI Holding PLC (b)	22,956,500	19,440
SmartCraft ASA, Class A (b)	7,046,890	18,667
BE Semiconductor Industries NV	110,177	16,489
Yubico AB (b)(c)	1,100,000	15,836
Technoprobe SpA (b)(c)	1,702,100	14,877
Bytes Technology Group PLC	1,947,053	13,697
AAC Technologies Holdings, Inc.	2,629,000	13,631
Badger Meter, Inc.	53,299	13,056
EPAM Systems, Inc. (b)	71,760	12,689
NCAB Group AB (b)	2,385,584	11,927
Hamamatsu Photonics KK	773,800	9,436
ON Semiconductor Corp. (b)	167,850	8,797
COMET Holding AG	25,585	8,035
Silvaco Group, Inc. (b)(c)	1,208,618	5,705
ServiceTitan, Inc., Class A (b)	38,890	4,168
Patreon, Inc., Class B (b)(e)(f)	189,951	2,452
Yotpo, Ltd. (b)(e)(f)	2,620,102	1,651
Foursquare Labs, Inc., Series A (b)(e)(f)	1,970,385	1,399
Tarana Wireless, Inc., Class C (b)(e)	862,071	914
		11,808,894
Health care 10.94%
Molina Healthcare, Inc. (b)	1,683,564	501,534
Max Healthcare Institute, Ltd.	32,162,724	478,541
Insulet Corp. (b)	872,272	274,050
Ensign Group, Inc. (The)	1,748,405	269,709
Masimo Corp. (b)	1,213,094	204,067
Laurus Labs, Ltd.	22,935,270	193,851
SMALLCAP World Fund — Page 10 of 28

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Insmed, Inc. (b)	1,840,814	$185,260
Siegfried Holding AG	1,638,874	184,449
SCHOTT Pharma AG & Co. KGaA, non-registered shares (c)	5,446,791	182,537
Ionis Pharmaceuticals, Inc. (b)	4,565,112	180,368
DiaSorin Italia SpA	1,606,004	171,888
NewAmsterdam Pharma Co. NV (a)(b)(c)	8,396,080	152,053
BONESUPPORT Holding AB (a)(b)	5,007,614	148,203
Asker Healthcare Group AB (b)	12,672,903	146,006
Penumbra, Inc. (b)	543,274	139,420
Ypsomed Holding AG (c)	244,462	130,172
Ambu AS, Class B, non-registered shares (c)	7,922,510	124,334
IDEAYA Biosciences, Inc. (a)(b)	5,869,591	123,379
iRhythm Technologies, Inc. (b)	793,700	122,198
Krystal Biotech, Inc. (b)	886,706	121,887
Glenmark Pharmaceuticals, Ltd.	5,942,568	121,526
DexCom, Inc. (b)	1,384,000	120,809
Xenon Pharmaceuticals, Inc. (b)	3,825,173	119,728
Zealand Pharma AS (b)(c)	2,102,087	117,720
Addus HomeCare Corp. (a)(b)	996,836	114,826
Glaukos Corp. (b)	1,097,432	113,354
Carl Zeiss Meditec AG, non-registered shares (c)	1,661,887	111,584
Vimian Group AB (publ) (b)(c)	23,982,633	101,397
Ascendis Pharma AS (ADR) (b)	579,165	99,964
Aster DM Healthcare, Ltd.	13,350,261	92,787
Gubra AS (a)(c)	1,254,000	92,104
BridgeBio Pharma, Inc. (b)	2,068,351	89,311
Phreesia, Inc. (a)(b)	3,134,872	89,218
Hims & Hers Health, Inc., Class A (b)(c)	1,776,971	88,582
Doximity, Inc., Class A (b)	1,385,674	84,997
NovoCure, Ltd. (b)	4,748,029	84,515
CRISPR Therapeutics AG (b)(c)	1,647,885	80,153
CONMED Corp.	1,486,954	77,441
KRKA, dd, Novo mesto	335,262	76,417
Haemonetics Corp. (b)	1,014,275	75,675
Camurus AB (b)	1,149,991	73,721
Zai Lab, Ltd. (ADR) (b)(c)	2,083,023	72,843
Bachem Holding AG (c)	951,019	69,518
Encompass Health Corp.	565,890	69,395
Innovent Biologics, Inc. (b)(c)	6,938,500	69,297
EBOS Group, Ltd.	2,947,707	69,046
Natera, Inc. (b)	396,421	66,971
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	55,155
Jazz Pharmaceuticals PLC (b)	500,000	53,060
Asahi Intecc Co., Ltd.	3,342,200	52,998
Poly Medicure, Ltd.	2,042,979	52,971
Surgical Science Sweden AB (a)(b)(c)	3,271,097	52,934
Guardant Health, Inc. (b)	991,019	51,573
Arcellx, Inc. (b)	783,011	51,561
Soleno Therapeutics, Inc. (b)	614,833	51,511
SAI Life Sciences, Ltd. (b)	5,458,706	49,234
Kymera Therapeutics, Inc. (b)	1,112,387	48,545
Vaxcyte, Inc. (b)	1,488,578	48,394
Sectra AB, Class B	1,281,122	47,448
Exact Sciences Corp. (b)	890,000	47,295
AbCellera Biologics, Inc. (b)	13,361,096	45,829
SMALLCAP World Fund — Page 11 of 28

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bio-Techne Corp.	888,722	$45,725
Indegene, Ltd.	6,800,439	45,568
Duality Biotherapeutics, Inc. (b)	1,511,200	45,548
Alnylam Pharmaceuticals, Inc. (b)	137,700	44,903
Denali Therapeutics, Inc. (b)	3,209,009	44,894
Dr. Lal PathLabs, Ltd.	1,331,021	43,399
Spyre Therapeutics, Inc. (b)	2,743,315	41,067
Onesource Specialty Pharma, Ltd. (b)	1,560,571	39,993
Scholar Rock Holding Corp. (b)	1,128,752	39,980
Establishment Labs Holdings, Inc. (b)(c)	932,095	39,810
Mineralys Therapeutics, Inc. (b)	2,899,020	39,224
Halozyme Therapeutics, Inc. (b)	745,157	38,763
AddLife AB, Class B	1,936,772	38,629
Cytokinetics, Inc. (b)	1,168,110	38,594
Legend Biotech Corp. (ADR) (b)	1,038,997	36,874
KalVista Pharmaceuticals, Inc. (a)(b)	3,177,587	35,923
Genus PLC	1,278,452	35,887
Globus Medical, Inc., Class A (b)	574,500	33,907
Structure Therapeutics, Inc. (ADR) (b)(c)	1,599,660	33,177
Vericel Corp. (b)	756,213	32,177
J. B. Chemicals & Pharmaceuticals, Ltd.	1,641,148	32,136
Entero Healthcare Solutions, Ltd. (a)(b)	2,358,555	31,550
XVIVO Perfusion AB (b)	1,027,702	30,719
TransMedics Group, Inc. (b)	227,441	30,479
Rapport Therapeutics, Inc. (a)(b)(c)	2,323,982	26,424
Rapport Therapeutics, Inc. (a)(b)	278,547	3,167
Elanco Animal Health, Inc. (b)	2,000,000	28,560
agilon health, Inc. (b)	12,221,296	28,109
Semler Scientific, Inc. (a)(b)(c)	696,958	27,000
Merus NV (b)	491,244	25,839
Certara, Inc. (b)	2,160,079	25,273
Enliven Therapeutics, Inc. (b)(c)	1,166,077	23,391
AS ONE Corp. (c)	1,285,400	22,235
KRY International AB, Series A (b)(e)(f)	918,277	21,471
Prestige Consumer Healthcare, Inc. (b)	262,927	20,995
Butterfly Network, Inc., Class A (b)	8,486,000	16,972
Angelalign Technology, Inc.	2,342,800	16,877
10x Genomics, Inc., Class A (b)	1,452,300	16,818
Lantheus Holdings, Inc. (b)	194,931	15,957
Uniphar PLC	3,412,087	15,072
Eckert & Ziegler SE (c)	182,999	14,691
Tandem Diabetes Care, Inc. (b)	767,000	14,297
Telix Pharmaceuticals, Ltd. (b)	888,188	14,275
Classys, Inc.	285,618	13,269
Allogene Therapeutics, Inc. (a)(b)(c)	11,150,000	12,599
ChemoMetec A/S	133,394	12,310
Merit Medical Systems, Inc. (b)	120,036	11,221
Biohaven, Ltd. (b)	671,890	9,480
Vicore Pharma Holding AB (a)(b)	11,759,420	9,459
Apogee Therapeutics, Inc. (b)	193,895	8,421
Caris Life Sciences, Inc., Class A (b)(c)	295,200	7,888
Centessa Pharmaceuticals PLC (ADR) (b)	416,823	5,477
Nykode Therapeutics ASA	15,050,000	2,768
		8,574,554
SMALLCAP World Fund — Page 12 of 28

unaudited
Common stocks (continued) Materials 3.81%	Shares	Value (000)
APL Apollo Tubes, Ltd. (a)	15,000,735	$304,195
Lundin Mining Corp.	24,488,210	257,515
Sandstorm Gold, Ltd. (a)	23,796,155	223,684
Celanese Corp.	3,489,141	193,054
SOL SpA	3,207,320	181,725
Resonac Holdings Co., Ltd.	5,832,300	135,637
Knife River Corp. (b)	1,660,178	135,537
SigmaRoc PLC (a)(b)	89,188,362	131,729
Materion Corp. (a)	1,655,992	131,436
Sumitomo Bakelite Co., Ltd.	4,497,300	130,199
Ramkrishna Forgings, Ltd. (a)	13,652,426	107,360
Lundin Gold, Inc. (c)	1,500,000	79,200
Huhtamaki OYJ	1,952,392	69,639
Element Solutions, Inc.	3,052,000	69,128
Dyno Nobel, Ltd.	38,033,146	67,335
Novagold Resources, Inc. (b)	15,666,000	64,074
LANXESS AG (c)	1,769,956	52,665
FMC Corp.	1,232,705	51,465
Acerinox, SA	3,985,252	50,794
Osaka Soda Co., Ltd. (c)	3,991,300	49,806
Vicat SACA	668,613	46,310
Yamato Kogyo Co., Ltd.	741,200	45,098
Asahi Yukizai Corp. (a)(c)	1,407,500	39,536
Verallia SAS (c)	967,307	32,132
Cabot Corp.	414,462	31,085
Montage Gold Corp. (b)	9,338,236	30,927
Warrior Met Coal, Inc.	670,428	30,726
Fujimi, Inc.	2,108,700	29,960
Louisiana-Pacific Corp.	313,497	26,958
Arkema SA	336,365	24,784
H.B. Fuller Co.	396,860	23,871
Mayr-Melnhof Karton AG, non-registered shares (c)	224,825	20,233
Stella-Jones, Inc.	347,317	20,019
NV Bekaert SA	476,866	19,688
Umicore SA	1,278,123	18,789
ASP Isotopes, Inc. (b)(c)	2,523,887	18,576
Alcoa Corp.	611,995	18,060
Sibanye Stillwater, Ltd. (b)	6,917,711	12,606
Hawkins, Inc.	49,476	7,030
Wacker Chemie AG (c)	69,288	5,060
		2,987,625
Consumer staples 3.38%
BBB Foods, Inc., Class A (b)	9,181,344	254,874
e.l.f. Beauty, Inc. (b)	1,910,996	237,804
Raia Drogasil SA, ordinary nominative shares	62,414,904	173,697
Kotobuki Spirits Co., Ltd. (a)(c)	11,078,615	158,288
Emmi AG	153,677	153,590
Universal Robina Corp.	95,628,549	152,024
Redcare Pharmacy NV, non-registered shares (a)(b)(c)	1,137,173	125,447
Yamazaki Baking Co., Ltd.	5,341,100	119,763
BJ’s Wholesale Club Holdings, Inc. (b)	1,106,224	119,284
Fever-Tree Drinks PLC (a)	9,193,181	117,862
Lion Corp. (c)	9,686,501	100,225
Performance Food Group Co. (b)	928,000	81,172
SMALLCAP World Fund — Page 13 of 28

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Celsius Holdings, Inc. (b)	1,684,242	$78,132
WK Kellogg Co. (a)(c)	4,412,189	70,330
Lamb Weston Holdings, Inc.	1,300,000	67,405
Freshpet, Inc. (b)(c)	865,510	58,820
Royal Unibrew A/S	669,368	54,691
Radico Khaitan, Ltd.	1,749,854	53,402
Apotea Sverige AB (b)	4,848,491	45,201
ODDITY Tech, Ltd., Class A (b)	596,306	45,003
Chongqing Brewery Co., Ltd., Class A	5,182,364	39,850
Varun Beverages, Ltd.	7,272,854	38,802
United Spirits, Ltd.	2,160,248	35,973
Barry Callebaut AG (c)	32,934	35,862
COSMOS Pharmaceutical Corp.	564,700	35,861
Fresh Del Monte Produce, Inc.	1,028,000	33,328
Century Pacific Food, Inc.	43,983,800	31,428
Humble Group AB (a)(b)	30,000,000	26,224
AAK AB	819,898	21,509
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	11,719,793	21,442
Avenue Supermarts, Ltd. (b)	417,313	21,276
Milbon Co., Ltd. (c)	1,061,606	17,855
China Resources Beverage (Holdings) Co., Ltd.	11,333,200	17,469
PZ Cussons PLC	6,311,164	6,411
		2,650,304
Communication services 2.79%
Nippon Television Holdings, Inc. (a)	20,184,201	468,986
Magnite, Inc. (a)(b)(c)	11,386,959	274,653
CTS Eventim AG & Co. KGaA	1,520,141	188,735
Baltic Classifieds Group PLC (a)	25,807,762	132,135
Hemnet Group AB	4,211,904	123,140
Indosat Tbk PT	881,674,704	113,502
Trustpilot Group PLC (a)(b)	30,457,418	101,257
Springer Nature AG & Co. KGaA, non-registered shares	4,521,996	99,396
Rightmove PLC	9,181,123	99,383
JCDecaux SE	5,209,277	95,112
New York Times Co., Class A	1,500,000	83,970
HYBE Co., Ltd.	300,000	68,687
TIM SA	15,739,652	63,879
Lionsgate Studios Corp. (b)	9,370,449	54,442
Cogent Communications Holdings, Inc.	955,288	46,054
Future PLC	3,812,346	38,149
Vend Marketplaces ASA, Class A	978,755	34,472
JYP Entertainment Corp.	468,519	25,794
Starz Entertainment Corp. (a)(b)	1,336,743	21,481
Bharti Hexacom, Ltd.	900,184	20,497
Frontier Communications Parent, Inc. (b)	517,869	18,850
MTN Group, Ltd.	1,458,066	11,600
		2,184,174
Energy 1.93%
MEG Energy Corp. (a)(c)	13,670,022	258,292
Weatherford International (a)	4,265,838	214,614
Vallourec SA (c)	10,200,387	188,584
Viper Energy, Inc., Class A	3,375,927	128,724
NuVista Energy, Ltd. (b)	8,892,487	97,822
SMALLCAP World Fund — Page 14 of 28

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
CNX Resources Corp. (b)	2,500,000	$84,200
Cactus, Inc., Class A	1,793,382	78,407
Vista Energy, SAB de CV, Class A (ADR) (b)	1,588,696	75,956
Transocean, Ltd. (b)	20,297,589	52,571
Secure Waste Infrastructure Corp. (c)	4,593,398	52,520
DT Midstream, Inc.	356,000	39,128
TerraVest Industries, Inc.	278,514	34,585
Aegis Logistics Ltd.	3,769,301	34,098
Pason Systems, Inc.	3,350,000	30,210
Noble Corp. PLC, Class A (c)	1,046,988	27,797
Headwater Exploration, Inc. (c)	5,105,000	25,230
Aegis Vopak Terminals, Ltd. (b)	5,704,058	16,320
Aegis Vopak Terminals, Ltd. (b)(d)	2,417,814	6,918
Championx Corp.	809,902	20,118
NexGen Energy, Ltd. (b)(c)	2,783,977	19,321
Denison Mines Corp. (b)(c)	10,080,191	18,432
Savannah Energy PLC (a)(b)(c)	119,056,671	11,766
		1,515,613
Real estate 1.69%
Charter Hall Group REIT	11,218,894	141,694
Embassy Office Parks REIT	30,783,117	139,809
Altus Group, Ltd. (a)	3,000,917	116,114
Safestore Holdings PLC REIT	10,034,035	97,514
Four Corners Property Trust, Inc. REIT	3,246,154	87,354
UMH Properties, Inc. REIT (a)	5,060,703	84,969
International Workplace Group PLC	24,424,285	70,002
Corp. Inmobiliaria Vesta, SAB de CV (c)	20,020,252	55,021
Lodha Developers, Ltd.	3,328,369	53,721
StorageVault Canada, Inc.	17,250,947	51,813
Poly Property Services Co., Ltd., Class H	12,187,600	51,468
St. Joe Co.	975,886	46,550
Phoenix Mills, Ltd. (The)	2,534,230	46,149
Mindspace Business Parks REIT	9,000,000	41,983
Zillow Group, Inc., Class C, nonvoting shares (b)	525,000	36,776
Swedish Logistic Property AB, Class B (b)	7,939,069	35,580
Fastighets AB Balder, Class B (b)	3,821,000	28,376
K-Fast Holding AB, Class B (a)(b)	18,183,928	27,446
SRE Holdings Corp. (a)(c)	1,159,228	27,330
Prisma Properties AB (a)(b)	9,781,818	26,675
Colliers International Group, Inc. (c)	185,633	24,288
Millrose Properties, Inc., Class A, REIT	539,813	15,390
RE / MAX Holdings, Inc., Class A (b)	1,500,000	12,270
Genova Property Group AB (c)	2,126,731	9,509
		1,327,801
Utilities 0.72%
Talen Energy Corp. (b)	498,707	145,009
Neoenergia SA	27,547,665	129,598
SembCorp Industries, Ltd.	16,633,185	89,608
Black Hills Corp.	1,443,636	80,988
Nippon Gas Co., Ltd.	3,018,800	55,573
IDACORP, Inc.	377,251	43,554
SMALLCAP World Fund — Page 15 of 28

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
ACEN Corp.	369,645,124	$16,996
Mytrah Energy, Ltd. (b)(e)	10,418,000	— (g)
		561,326
Total common stocks (cost: $49,767,465,000)		74,635,998
Preferred securities 0.72% Information technology 0.22%
PsiQuantum Corp., Series D, preferred shares (b)(e)(f)	1,334,542	54,885
Skyryse, Inc., Series B, preferred shares (a)(b)(e)(f)	1,649,110	40,700
ANDPAD, Inc., Series D, preferred shares (b)(e)(f)	459,413	23,572
SiFive, Inc., Series F, preferred shares (b)(e)(f)	3,451,632	22,746
Patreon, Inc., Series E, preferred shares (b)(e)(f)	698,208	9,014
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(e)(f)	163,096	2,105
Outreach Corp., Series G, preferred shares (b)(e)(f)	1,554,053	10,770
Yotpo, Ltd., Series F, preferred shares (b)(e)(f)	8,332,809	5,250
Yotpo, Ltd., Series B, preferred shares (b)(e)(f)	1,111,347	700
Yotpo, Ltd., Series C, preferred shares (b)(e)(f)	1,057,985	666
Yotpo, Ltd., Series A-1, preferred shares (b)(e)(f)	709,592	447
Yotpo, Ltd., Series A, preferred shares (b)(e)(f)	345,899	218
Yotpo, Ltd., Series C-1, preferred shares (b)(e)(f)	293,302	185
Yotpo, Ltd., Series D, preferred shares (b)(e)(f)	163,552	103
Yotpo, Ltd., Series B-1, preferred shares (b)(e)(f)	130,625	82
Kandou Holding SA, Series D, preferred shares (b)(e)(f)	4,400,000	44
		171,487
Financials 0.18%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(e)(f)	13,618	60,497
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (b)	3,980,985	56,729
Pine Labs Pte., Ltd., Series J, cumulative preferred shares (b)(e)(f)	57,100	25,009
		142,235
Industrials 0.15%
Zipline International, Inc., Series G, preferred shares (b)(e)(f)	1,192,000	49,671
Einride AB, Series B, preferred shares (a)(b)(e)(f)	1,334,588	44,682
Einride AB, Series A, preferred shares (a)(b)(e)(f)	11,990	401
Workrise Technologies, Inc., Series E, preferred shares (b)(e)(f)	95,423	16,495
Jungheinrich AG, nonvoting preferred shares	162,853	7,666
		118,915
Health care 0.09%
InSilico Medicine Cayman TopCo, Series D, preferred shares (b)(e)(f)	605,423	31,273
InSilico Medicine Cayman TopCo, Series E, preferred shares (b)(e)(f)	72,985	3,770
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(e)(f)	1,785,714	21,036
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(e)(f)	1,531,102	12,408
		68,487
Real estate 0.07%
QuintoAndar, Ltd., Series E-1, preference shares (b)(e)(f)	244,733	52,194
SMALLCAP World Fund — Page 16 of 28

unaudited
Preferred securities (continued) Consumer discretionary 0.01%	Shares	Value (000)
StockX, Inc., Series E-1, preferred shares (b)(e)(f)	222,222	$7,367
StockX, Inc., Series AA, preferred shares (b)(e)(f)	57,338	1,901
StockX, Inc., Series B, preferred shares (b)(e)(f)	3,094	102
		9,370
Total preferred securities (cost: $612,134,000)		562,688
Rights & warrants 0.00% Industrials 0.00%
Momentus, Inc., warrants, expire 8/12/2026 (b)	2,225,000	62
Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(e)(f)	1,163,990	— (g)
Kandou Holding SA, warrants, expire 8/18/2028 (b)(e)(f)	2,257,143	— (g)
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029 (b)(e)(f)	1	— (g)
		—
Total rights & warrants (cost: $3,082,000)		62
Convertible stocks 0.22% Materials 0.13%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027 (a)	3,221,160	103,399
Utilities 0.05%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (e)(f)	300,000	30,000
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (e)(f)	137,515	6,876
		36,876
Information technology 0.03%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (e)(f)	14,888,589	15,782
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (e)(f)	935,103	991
Tarana Wireless, Inc., Class 7A, convertible preferred shares (e)(f)	935,103	991
RealSelf, Inc., Series C, convertible preferred shares (a)(e)(f)	3,468,862	2,602
		20,366
Health care 0.01%
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (e)(f)	16,666,666	8,500
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (e)(f)	1,427,680	998
ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares (e)(f)	881,856	616
		1,614
Total convertible stocks (cost: $221,880,000)		170,755
SMALLCAP World Fund — Page 17 of 28

unaudited
Convertible bonds & notes 0.08% Information technology 0.08%	Principal amount (000)	Value (000)
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD5,000	$7,571
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (e)(f)(i)	24,754	30,128
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	24,765	6,377
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	69,232	17,827
		61,903
Real estate 0.00%
Genova Property Group AB, convertible notes, 6.75% 3/19/2029 (e)	SEK20,000	2,368
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025 (a)(e)(f)	USD2,000	2,000
Total convertible bonds & notes (cost: $66,287,000)		66,271
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Information technology 0.01%
Kandou Holding SA, Term Loan, 7.00% 12/1/2025 (e)(f)(j)	5,000	5,000
Total bonds, notes & other debt instruments (cost: $5,000,000)		5,000
Short-term securities 4.84% Money market investments 4.12%	Shares
Capital Group Central Cash Fund 4.35% (a)(k)	32,255,533	3,225,553
Money market investments purchased with collateral from securities on loan 0.72%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (k)(l)	79,200,000	79,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (k)(l)	73,500,000	73,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (k)(l)	73,500,000	73,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (k)(l)	73,500,000	73,500
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (k)(l)	67,900,000	67,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (k)(l)	56,600,000	56,600
Capital Group Central Cash Fund 4.35% (a)(k)(l)	562,637	56,264
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (k)(l)	51,726,290	51,726
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (k)(l)	33,900,000	33,900
		566,090
Total short-term securities (cost: $3,791,445,000)		3,791,643
Total investment securities 101.09% (cost: $54,467,293,000)		79,232,417
Other assets less liabilities (1.09)%		(852,567)
Net assets 100.00%		$78,379,850
SMALLCAP World Fund — Page 18 of 28

unaudited
Investments in affiliates (a)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 25.18%
Industrials 6.23%
Diploma PLC	$637,351	$—	$19,766	$5,839	$72,313	$695,737	$7,926
CBIZ, Inc. (b)	269,764	109,468	92,558	(4,627)	21,357	303,404	—
Arcosa, Inc.	192,551	112,590	—	—	(15,863)	289,278	376
Enpro, Inc.	146,525	150,222	49,349	(12,466)	33,545	268,477	1,339
CSW Industrials, Inc.	369,230	8,009	48,073	16,504	(90,491)	255,179	705
Kadant, Inc.	317,558	17	45,762	1,133	(18,875)	254,071	883
Carel Industries SpA (c)	161,583	34,163	2,710	173	43,040	236,249	1,686
Cleanaway Waste Management, Ltd.	181,354	58,024	—	—	(19,889)	219,489	1,777
VSE Corp.	114,515	59,483	31,170	1,868	66,801	211,497	465
First Advantage Corp. (b)(c)	134,846	123,619	18,693	(2,546)	(29,851)	207,375	—
Japan Elevator Service Holdings Co., Ltd.	152,080	301	—	—	50,061	202,442	1,452
NICHIAS Corp. (c)	119,388	57,504	—	—	288	177,180	1,713
AZZ, Inc.	—	172,461	—	—	(2,046)	170,415	274
Enerpac Tool Group Corp., Class A	182,112	—	9,558	2,873	(8,067)	167,360	174
Sinfonia Technology Co., Ltd. (c)	—	77,740	1,464	(54)	60,938	137,160	1,553
SWCC Corp. (c)	33,684	68,991	—	—	26,436	129,111	1,253
Volution Group PLC	129,743	10,479	13,036	1,557	(893)	127,850	1,804
R&S Group Holding AG	—	65,472	—	—	42,611	108,083	1,776
ICF International, Inc.	233,124	38,551	59,938	(14,498)	(90,477)	106,762	547
Montana Aerospace AG (b)	82,182	1,376	5,784	(3,870)	28,863	102,767	—
Cadre Holdings, Inc.	34,426	85,588	9,198	(3,091)	(11,131)	96,594	665
INVISIO Communications AB	40,255	36,479	13,317	(153)	25,480	88,744	524
Limbach Holdings, Inc. (b)	—	63,986	—	—	17,665	81,651	—
Mader Group, Ltd.	33,419	11,260	—	—	11,434	56,113	318
CECO Environmental Corp. (b)(c)	49,600	5,408	83	(21)	904	55,808	—
Byrna Technologies, Inc. (b)	—	36,558	1,578	(645)	19,420	53,755	—
Instalco AB (c)	71,153	30,072	24,517	(6,555)	(23,639)	46,514	1,521
Karnell Group AB (b)	16,808	—	—	—	5,205	22,013	—
Einride AB (b)(e)(f)	3,169	—	—	—	11,504	14,673	—
Harmonic Drive Systems, Inc. (m)	126,232	11,942	53,568	(32,089)	3,558	—	210
Comfort Systems USA, Inc. (m)	704,593	—	139,912	113,202	113,273	—	1,947
DO & CO AG, non-registered shares (b)(m)	117,687	—	70,947	34,698	(1,638)	—	—
Wizz Air Holdings PLC (b)(c)(m)	116,825	33,387	72,087	(49,699)	21,431	—	—
Interpump Group SpA (m)	379,645	15,323	195,536	(85,469)	14,647	—	1,107
Saia, Inc. (b)(m)	595,387	10,854	232,293	150,652	(307,760)	—	—
AZEK Co., Inc. (The), Class A (b)(m)	421,987	—	199,330	97,759	(57,479)	—	—
Hensoldt AG (m)	209,110	3,541	350,877	186,087	116,410	—	1,191
Fasadgruppen Group AB (n)	10,136	—	7,561	(10,139)	7,564	—	195
Munters Group AB (n)	224,538	29,149	132,763	(16,393)	(104,531)	—	—
Visional, Inc. (b)(m)	170,663	19,276	104,216	1,288	19,298	—	—
Green Landscaping Group AB (n)	26,951	—	21,544	(7,539)	2,132	—	—
Johns Lyng Group, Ltd. (n)	57,420	—	37,365	(60,734)	40,679	—	299
Judges Scientific PLC (m)	52,141	—	19,945	(7,424)	(3,769)	—	328
Herc Holdings, Inc. (m)	104,565	236,114	75,124	(34,137)	(53,489)	—	3,099
Inox Wind, Ltd. (b)(m)	144,100	34,525	15,819	3,462	(41,307)	—	—
						4,885,751
SMALLCAP World Fund — Page 19 of 28

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Financials 3.83%
Essent Group, Ltd.	$456,771	$71,201	$—	$—	$(18,179)	$509,793	$7,257
360 ONE WAM, Ltd.	330,578	55,208	26,500	(1,424)	51,115	408,977	2,183
Baldwin Insurance Group, Inc. (The), Class A (b)	116,756	249,218	—	—	(13,555)	352,419	—
Glacier Bancorp, Inc.	277,140	98,522	45,919	(4,015)	(21,481)	304,247	6,517
Goosehead Insurance, Inc., Class A	174,309	—	—	—	31,641	205,950	11,536
JB Financial Group Co., Ltd.	125,209	24,954	1,388	(199)	42,469	191,045	8,296
Skyward Specialty Insurance Group, Inc. (b)	90,112	50,763	—	—	45,811	186,686	—
Manappuram Finance, Ltd.	71,091	59,454	7,149	(2,975)	46,205	166,626	1,205
AUB Group, Ltd.	137,133	—	—	—	12,785	149,918	1,018
Home First Finance Company India, Ltd.	33,900	71,662	—	—	23,633	129,195	348
JTC PLC	134,149	29,602	14,569	(4,199)	(23,194)	121,789	1,304
IIFL Finance, Ltd. (b)	146,965	—	33,059	4,363	(8,502)	109,767	—
Aptus Value Housing Finance India, Ltd.	117,137	—	—	—	(13,433)	103,704	1,453
Premium Group Co., Ltd. (c)	37,278	4,541	—	—	(1,017)	40,802	371
Hellenic Exchanges - Athens Stock Exchange SA	17,725	—	—	—	6,971	24,696	1,219
Victory Capital Holdings, Inc., Class A (m)	177,454	7,893	—	—	26,556	—	4,507
Independent Bank Group, Inc. (n)	46,293	162,253	206,813	—	(1,733)	—	389
Boku, Inc. (b)(n)	44,468	—	44,105	(4,479)	4,116	—	—
SiriusPoint, Ltd. (b)(m)	71,700	14,590	19,293	13,370	21,583	—	—
BFF Bank SpA (b)(m)	113,398	—	41,471	(6,983)	(3,074)	—	—
						3,005,614
Consumer discretionary 4.65%
TopBuild Corp. (b)	880,892	65,884	89,919	41,772	(219,843)	678,786	—
Metaplanet, Inc. (b)(c)	—	104,121	—	—	315,516	419,637	—
Lottomatica Group SpA	217,650	909	90,202	39,379	194,976	362,712	5,026
Tube Investments of India, Ltd.	542,978	11,100	32,893	12,887	(179,990)	354,082	239
Wyndham Hotels & Resorts, Inc.	321,018	12,859	30,231	8,822	8,543	321,011	4,766
Cavco Industries, Inc. (b)	273,188	9,534	—	—	4,017	286,739	—
Patrick Industries, Inc. (c)	89,628	165,414	49,063	(11,272)	1,443	196,150	2,262
DPC Dash, Ltd. (b)	104,884	—	—	—	31,186	136,070	—
Genius Sports, Ltd. (b)	79,672	24,497	3,253	(287)	27,380	128,009	—
Cairn Homes PLC (GBP denominated)	—	55,799	—	—	6,188	61,987	1,216
Cairn Homes PLC (EUR denominated)	61,069	—	27,258	13,716	(7,661)	39,866	899
Domino’s Pizza Group PLC (c)	105,746	—	—	—	(12,840)	92,906	2,560
Watches of Switzerland Group PLC (b)	113,737	9,113	20,907	(11,474)	(3,482)	86,987	—
Century Communities, Inc.	155,706	—	—	—	(70,550)	85,156	1,270
Genda, Inc. (b)(c)	80,345	30,220	—	—	(28,083)	82,482	—
Auction Technology Group PLC (b)	54,588	—	—	—	6,027	60,615	—
Tsuburaya Fields Holdings, Inc. (c)	55,599	16,024	3,676	(59)	(11,701)	56,187	954
Malibu Boats, Inc., Class A (b)	62,986	—	—	—	(12,124)	50,862	—
Aditya Vision, Ltd.	60,863	—	2,026	352	(16,269)	42,920	—
Beazer Homes USA, Inc. (b)	56,716	—	—	—	(19,586)	37,130	—
IDP Education, Ltd.	—	80,957	—	—	(44,314)	36,643	237
Jack in the Box, Inc. (c)	74,771	—	—	—	(46,720)	28,051	1,414
Dine Brands Global, Inc. (n)	26,517	4,590	19,994	(15,402)	4,289	—	943
BNN Technology PLC (b)(e)	— (g)	—	—	—	— (g)	— (g)	—
Melco Resorts & Entertainment, Ltd. (ADR) (b)(n)	200,228	3,567	147,338	(26,764)	(29,693)	—	—
YETI Holdings, Inc. (b)(m)	214,906	—	145,857	346	(49,178)	—	—
SMALLCAP World Fund — Page 20 of 28

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Victoria PLC (n)	$10,425	$—	$3,885	$(25,646)	$19,106	$—	$—
Boot Barn Holdings, Inc. (b)(m)	344,641	47,933	265,305	100,388	(158,136)	—	—
Pets at Home Group PLC (n)	140,017	—	96,220	(62,580)	18,783	—	1,127
Traeger, Inc. (b)(m)	23,919	—	1,268	(1,876)	(11,235)	—	—
Shoei Co., Ltd. (c)(m)	66,850	—	22,935	(21,884)	4,433	—	244
Champion Homes, Inc. (b)(m)	189,856	242,578	134,996	(75,437)	(74,203)	—	—
CAVA Group, Inc. (b)(m)	718,643	—	154,461	104,836	(284,956)	—	—
Rusta AB (c)(m)	94,781	—	40,501	8,606	(12,974)	—	—
tonies SE, Class A (b)(c)(m)	48,978	—	8,535	(1,187)	(1,248)	—	—
						3,644,988
Information technology 5.21%
Kokusai Electric Corp. (c)	412,504	66,406	53,617	(22,432)	49,445	452,306	2,307
eMemory Technology, Inc.	500,365	—	43,059	18,792	(32,264)	443,834	4,111
Lumentum Holdings, Inc. (b)	—	318,979	1,853	(786)	102,643	418,983	—
Allegro MicroSystems, Inc. (b)	114,180	143,514	26,944	4,964	111,811	347,525	—
Maruwa Co., Ltd.	283,807	89,806	107,090	37,622	(23,088)	281,057	265
Insight Enterprises, Inc. (b)	561,492	65,042	170,115	(37,268)	(160,782)	258,369	—
Impinj, Inc. (b)	346,479	125,118	—	—	(214,070)	257,527	—
Dexerials Corp.	219,747	—	—	—	20,308	240,055	3,281
Ncino, Inc. (b)(c)	93,808	194,420	2,323	(403)	(50,370)	235,132	—
SHIFT, Inc. (b)	88,147	41,075	17,884	(3,251)	90,922	199,009	—
Alkami Technology, Inc. (b)(c)	147,604	42,033	31,833	14,645	(7,763)	164,686	—
PAR Technology Corp. (b)(c)	79,165	51,038	25,401	1,712	51,622	158,136	—
PAR Technology Corp. (b)(n)	43,685	—	32,420	—	(11,265)	—	—
Viavi Solutions, Inc. (b)	125,878	5,628	—	—	14,060	145,566	—
Megaport, Ltd. (b)	64,292	855	—	—	56,585	121,732	—
Kitron ASA	—	83,027	—	—	15,774	98,801	145
Appier Group, Inc. (c)	20,581	61,399	—	—	10,702	92,682	59
Riken Keiki Co., Ltd. (c)	55,683	22,318	1,249	(508)	(10,785)	65,459	451
Tri Chemical Laboratories, Inc. (c)	63,038	—	—	—	(3,446)	59,592	586
A&D HOLON Holdings Co., Ltd.	26,355	—	3,174	(1,516)	776	22,441	203
Noventiq Holdings PLC (GDR) (b)(e)(h)	26,863	—	—	—	(7,015)	19,848	—
Noventiq Holdings PLC (GDR) (b)(e)(m)	25	—	—	—	(6)	—	—
ALTEN SA, non-registered shares (n)	211,978	—	157,530	(73,637)	19,189	—	—
Silicon Laboratories, Inc. (b)(m)	175,680	35,724	108,508	16,516	34,615	—	—
Money Forward, Inc. (b)(m)	177,985	—	48,153	(25,128)	(15,689)	—	—
Global Unichip Corp. (m)	241,391	9,066	45,430	16,405	41,757	—	3,143
Softcat PLC (m)	269,109	9,956	79,963	(8,969)	31,466	—	7,830
Vitec Software Group AB, Class B (c)(m)	164,554	—	41,906	2,144	(9,637)	—	637
Kulicke and Soffa Industries, Inc. (m)	212,083	—	80,475	(53,454)	4,549	—	2,256
Tanla Platforms, Ltd. (n)	79,209	—	52,739	13,374	(39,844)	—	381
SINBON Electronics Co., Ltd. (m)	143,736	5,694	87,819	(11,042)	(16,565)	—	—
SmartCraft ASA, Class A (b)(m)	41,751	—	16,451	2,432	(9,065)	—	—
GFT Technologies SE (n)	35,308	288	34,732	(16,391)	15,527	—	47
Alphawave IP Group PLC (b)(c)(m)	32,628	47,982	57,594	23,186	24,386	—	—
Esker SA (n)	139,559	—	128,834	30,575	(41,300)	—	—
						4,082,740
SMALLCAP World Fund — Page 21 of 28

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Health care 1.17%
NewAmsterdam Pharma Co. NV (b)(c)	$—	$187,213	$—	$—	$(35,160)	$152,053	$—
BONESUPPORT Holding AB (b)	158,457	—	8,011	4,590	(6,833)	148,203	—
IDEAYA Biosciences, Inc. (b)	69,602	91,741	15,565	(4,343)	(18,056)	123,379	—
Addus HomeCare Corp. (b)	—	143,911	24,590	(4,243)	(252)	114,826	—
Gubra AS (c)	95,887	—	—	—	(3,783)	92,104	12,044
Phreesia, Inc. (b)	59,096	14,460	—	—	15,662	89,218	—
Surgical Science Sweden AB (b)(c)	40,953	—	—	—	11,981	52,934	—
KalVista Pharmaceuticals, Inc. (b)	39,072	—	2,374	52	(827)	35,923	—
Entero Healthcare Solutions, Ltd. (b)	32,642	5,519	—	—	(6,611)	31,550	—
Rapport Therapeutics, Inc. (b)(c)	17,646	21,000	—	—	(12,222)	26,424	—
Rapport Therapeutics, Inc. (b)	35,654	—	21,000	—	(11,487)	3,167	—
Semler Scientific, Inc. (b)(c)	—	41,784	—	—	(14,784)	27,000	—
Allogene Therapeutics, Inc. (b)(c)	19,310	15,276	2,170	(2,832)	(16,985)	12,599	—
Vicore Pharma Holding AB (b)	—	10,033	—	—	(574)	9,459	—
Haemonetics Corp. (b)(m)	206,241	20,803	113,776	3,204	(40,797)	—	—
Xenon Pharmaceuticals, Inc. (b)(m)	206,694	23,574	67,646	(6,483)	(36,411)	—	—
NovoCure, Ltd. (b)(m)	101,963	35,026	61,090	(40,529)	49,145	—	—
Tandem Diabetes Care, Inc. (b)(m)	165,549	2,783	101,472	(42,901)	(9,662)	—	—
agilon health, Inc. (b)(m)	92,639	28,234	63,580	(42,845)	13,661	—	—
Structure Therapeutics, Inc. (ADR) (b)(c)(m)	189,715	6,262	64,030	(75,578)	(23,192)	—	—
Establishment Labs Holdings, Inc. (b)(c)(m)	58,089	18,576	29,679	(13,865)	6,689	—	—
Praxis Precision Medicines, Inc. (b)(n)	51,099	—	27,730	(21,437)	(1,932)	—	—
						918,839
Materials 1.20%
APL Apollo Tubes, Ltd.	283,527	—	—	—	20,668	304,195	—
Sandstorm Gold, Ltd.	142,777	—	—	—	80,907	223,684	1,020
SigmaRoc PLC (b)	—	81,617	—	—	50,112	131,729	—
Materion Corp.	162,480	20,684	—	—	(51,728)	131,436	667
Ramkrishna Forgings, Ltd.	146,822	23,094	4,809	(3,381)	(54,366)	107,360	304
Asahi Yukizai Corp. (c)	40,066	—	—	—	(530)	39,536	513
Fujimi, Inc. (m)	73,220	—	33,100	(6,698)	(3,462)	—	512
MEC Co., Ltd. (n)	41,325	—	25,920	(14,619)	(786)	—	254
Sumitomo Bakelite Co., Ltd. (m)	142,688	8,059	21,481	(866)	1,799	—	1,387
Major Drilling Group International, Inc. (n)	27,726	—	26,820	(1,949)	1,043	—	—
						937,940
Consumer staples 0.64%
Kotobuki Spirits Co., Ltd. (c)	149,054	17,187	27,018	(2,800)	21,865	158,288	2,602
Redcare Pharmacy NV, non-registered shares (b)(c)	172,116	32,240	37,964	(3,328)	(37,617)	125,447	—
Fever-Tree Drinks PLC	32,886	74,317	—	—	10,659	117,862	487
WK Kellogg Co. (c)	28,676	54,977	—	—	(13,323)	70,330	1,970
Humble Group AB (b)	34,618	3,068	—	—	(11,462)	26,224	—
Grocery Outlet Holding Corp. (b)(n)	139,316	—	108,894	(96,046)	65,624	—	—
						498,151
Communication services 1.27%
Nippon Television Holdings, Inc.	110,883	260,407	—	—	97,696	468,986	2,818
Magnite, Inc. (b)(c)	—	175,245	—	—	99,408	274,653	—
Baltic Classifieds Group PLC	119,099	—	15,809	3,932	24,913	132,135	364
SMALLCAP World Fund — Page 22 of 28

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Trustpilot Group PLC (b)	$31,743	$65,603	$—	$—	$3,911	$101,257	$—
Starz Entertainment Corp. (b)	—	21,081	—	—	400	21,481	—
Future PLC (m)	77,335	—	18,267	689	(21,608)	—	238
						998,512
Energy 0.62%
MEG Energy Corp. (c)	263,996	10,098	15,249	(4,824)	4,271	258,292	2,988
Weatherford International	96,874	268,529	52,716	(10,065)	(88,008)	214,614	2,386
Savannah Energy PLC (b)(c)	26,989	2,080	—	—	(17,303)	11,766	—
Vallourec SA (c)(m)	198,929	—	55,227	12,423	32,459	—	19,377
						484,672
Real estate 0.36%
Altus Group, Ltd.	143,576	13,208	33,148	983	(8,505)	116,114	1,010
UMH Properties, Inc. REIT	35,323	61,400	—	—	(11,754)	84,969	2,353
K-Fast Holding AB, Class B (b)	46,247	—	—	—	(18,801)	27,446	—
SRE Holdings Corp. (c)	39,823	—	3,466	(6,059)	(2,968)	27,330	115
Prisma Properties AB (b)	25,775	—	—	—	900	26,675	—
Embassy Office Parks REIT (m)	232,579	—	84,149	308	(8,929)	—	8,927
Poly Property Services Co., Ltd., Class H (m)	—	50,780	—	—	688	—	2,257
Safestore Holdings PLC REIT (m)	132,224	21,159	35,731	(5,800)	(14,338)	—	2,477
						282,534
Utilities 0.00%
Mytrah Energy, Ltd. (b)(e)	— (g)	—	—	—	— (g)	— (g)	—
Total common stocks						19,739,741
Preferred securities 0.20%
Information technology 0.05%
Skyryse, Inc., Series B, preferred shares (b)(e)(f)	36,627	—	—	—	4,073	40,700	—
Financials 0.08%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (b)(e)(f)	47,941	—	—	—	12,556	60,497	—
Industrials 0.06%
Einride AB, Series B, preferred shares (b)(e)(f)	9,649	—	—	—	35,033	44,682	—
Einride AB, Series A, preferred shares (b)(e)(f)	87	—	—	—	314	401	—
						45,083
Health care 0.01%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (b)(e)(f)	10,565	—	—	—	1,843	12,408	—
Total preferred securities						158,688
Convertible stocks 0.14%
Materials 0.13%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	—	98,357	—	—	5,042	103,399	272
Information technology 0.01%
RealSelf, Inc., Series C, convertible preferred shares (e)(f)	3,746	—	—	—	(1,144)	2,602	—
Total convertible stocks						106,001
SMALLCAP World Fund — Page 23 of 28

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Convertible bonds & notes 0.00%
Information technology 0.00%
Alphawave IP Group PLC, convertible notes, 3.75% (m)	$—	$5,000	$—	$—	$2,571	$—	$100
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (e)(f)(i)(m)	26,787	959	—	—	2,382	—	960
						—
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025 (e)(f)	2,000	—	—	—	—	2,000	120
Total convertible bonds & notes						2,000
Short-term securities 4.19%
Money market investments 4.12%
Capital Group Central Cash Fund 4.35% (k)	3,396,935	6,822,159	6,993,139	35	(437)	3,225,553	103,879
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.35% (k)(l)	39,774	16,490 (o)				56,264	— (p)
Total short-term securities						3,281,817
Total 29.71%				$(122,052)	$(333,699)	$23,288,247	$305,970
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(e)	1/28/2021	$48,694	$60,497	0.08%
Einride AB, Series B, preferred shares (a)(b)(e)	3/23/2021-5/6/2021	18,753	44,682	0.06
Einride AB (a)(b)(e)	7/16/2021-2/1/2023	10,542	14,673	0.02
Einride AB, Series A, preferred shares (a)(b)(e)	10/11/2021	311	401	0.00 (q)
Pine Labs Pte., Ltd. (b)(e)	5/12/2021	28,710	33,724	0.04
Pine Labs Pte., Ltd., Series J, cumulative preferred shares (b)(e)	5/12/2021	21,291	25,009	0.03
PsiQuantum Corp., Series D, preferred shares (b)(e)	5/28/2021	35,000	54,885	0.07
QuintoAndar, Ltd., Series E-1, preference shares (b)(e)	12/20/2021	50,000	52,194	0.07
Zipline International, Inc., Series G, preferred shares (b)(e)	6/7/2024	50,000	49,671	0.06
Skyryse, Inc., Series B, preferred shares (a)(b)(e)	10/21/2021	40,700	40,700	0.05
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (e)	8/27/2024	26,493	30,000	0.04
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (e)	8/21/2024	6,412	6,876	0.01
InSilico Medicine Cayman TopCo, Series D, preferred shares (b)(e)	5/13/2022-7/18/2022	23,685	31,273	0.04
InSilico Medicine Cayman TopCo, Series E, preferred shares (b)(e)	4/23/2025	3,770	3,770	0.00 (q)
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (e)(i)	5/29/2024-6/16/2025	26,522	30,128	0.04
ANDPAD, Inc., Series D, preferred shares (b)(e)	6/30/2022	19,506	23,572	0.03
SiFive, Inc., Series F, preferred shares (b)(e)	3/16/2022	25,000	22,746	0.03
KRY International AB, Series A (b)(e)	5/13/2021	60,425	21,471	0.03
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(e)	8/10/2021	50,000	21,036	0.03
Dock, Ltd. (b)(e)	10/19/2020	26,000	20,515	0.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (e)	2/18/2022	12,179	15,782	0.02
SMALLCAP World Fund — Page 24 of 28

unaudited
Restricted securities (f) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (e)	6/27/2023	$1,000	$991	0.00%(q)
Tarana Wireless, Inc., Class 7A, convertible preferred shares (e)	4/4/2024	1,000	991	0.00 (q)
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029 (b)(e)	4/4/2024	— (g)	— (g)	0.00 (q)
Workrise Technologies, Inc., Series E, preferred shares (b)(e)	3/8/2021	40,000	16,495	0.02
StockX, Inc., Series E-1, preferred shares (b)(e)	4/15/2021	20,000	7,367	0.01
StockX, Inc. (b)(e)	4/5/2021	14,682	5,363	0.01
StockX, Inc., Series AA, preferred shares (b)(e)	4/5/2021	5,203	1,901	0.00 (q)
StockX, Inc., Series B, preferred shares (b)(e)	4/5/2021	281	102	0.00 (q)
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(e)	4/26/2021	15,101	12,408	0.02
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025 (a)(e)	12/1/2022	2,000	2,000	0.00 (q)
Patreon, Inc., Series E, preferred shares (b)(e)	9/1/2020	11,944	9,014	0.01
Patreon, Inc., Class B (b)(e)	10/26/2020-10/27/2020	3,255	2,452	0.01
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(e)	9/16/2020	2,790	2,105	0.00 (q)
Outreach Corp., Series G, preferred shares (b)(e)	5/27/2021	45,482	10,770	0.01
Yotpo, Ltd., Series F, preferred shares (b)(e)	2/25/2021	18,329	5,250	0.01
Yotpo, Ltd. (b)(e)	3/16/2021	5,475	1,651	0.00 (q)
Yotpo, Ltd., Series B, preferred shares (b)(e)	3/16/2021	2,322	700	0.00 (q)
Yotpo, Ltd., Series C, preferred shares (b)(e)	3/16/2021	2,211	666	0.00 (q)
Yotpo, Ltd., Series A-1, preferred shares (b)(e)	3/16/2021	1,483	447	0.00 (q)
Yotpo, Ltd., Series A, preferred shares (b)(e)	3/16/2021	723	218	0.00 (q)
Yotpo, Ltd., Series C-1, preferred shares (b)(e)	3/16/2021	613	185	0.00 (q)
Yotpo, Ltd., Series D, preferred shares (b)(e)	3/16/2021	341	103	0.00 (q)
Yotpo, Ltd., Series B-1, preferred shares (b)(e)	3/16/2021	273	82	0.00 (q)
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (e)	8/27/2024	20,000	8,500	0.01
Kandou Holding SA, Term Loan, 7.00% 12/1/2025 (e)(j)	8/20/2024	5,000	5,000	0.01
Kandou Holding SA, Series D, preferred shares (b)(e)	11/17/2021-8/18/2023	30,800	44	0.00 (q)
Kandou Holding SA, warrants, expire 8/18/2028 (b)(e)	8/18/2023	— (g)	— (g)	0.00 (q)
RealSelf, Inc., Series C, convertible preferred shares (a)(e)	4/18/2018	19,000	2,602	0.00 (q)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (e)	12/14/2023	2,439	998	0.00 (q)
ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares (e)	3/24/2021	35,000	616	0.00 (q)
Foursquare Labs, Inc., Series A (b)(e)	12/3/2013	20,000	1,399	0.00 (q)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(e)	8/22/2014	— (g)	— (g)	0.00 (q)
Total		$910,740	$704,025	0.90%

SMALLCAP World Fund — Page 25 of 28

unaudited
(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Security did not produce income during the last 12 months.
(c)	All or a portion of this security was on loan. The total value of all such securities was $1,788,059,000, which represented 2.28% of the net assets of the fund.
(d)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $32,647,000, which represented 0.04% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(e)	Value determined using significant unobservable inputs.
(f)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $704,025,000, which represented 0.90% of the net assets of the fund.

(g)	Amount less than one thousand.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,848,000, which represented 0.03% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,000,000, which represented 0.01% of the net assets of the fund.

(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Security purchased with cash collateral from securities on loan.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2025. Refer to the investment portfolio for the security value at 6/30/2025.
(n)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(o)	Represents net activity.
(p)	Dividend income is included with securities lending income and is not shown in this table.
(q)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 26 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
SMALLCAP World Fund — Page 27 of 28

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$18,475,974	$—	$14,673	$18,490,647
Financials	12,536,634	—	33,724	12,570,358
Consumer discretionary	11,959,339	—	5,363	11,964,702
Information technology	11,762,096	—	46,798	11,808,894
Health care	8,553,083	—	21,471	8,574,554
Materials	2,987,625	—	—	2,987,625
Consumer staples	2,650,304	—	—	2,650,304
Communication services	2,184,174	—	—	2,184,174
Energy	1,515,613	—	—	1,515,613
Real estate	1,327,801	—	—	1,327,801
Utilities	561,326	—	— *	561,326
Preferred securities	64,395	—	498,293	562,688
Rights & warrants	62	—	— *	62
Convertible stocks	103,399	—	67,356	170,755
Convertible bonds & notes	—	31,775	34,496	66,271
Bonds, notes & other debt instruments	—	—	5,000	5,000
Short-term securities	3,791,643	—	—	3,791,643
Total	$78,473,468	$31,775	$727,174	$79,232,417
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SEK = Swedish kronor
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-035-0825
SMALLCAP World Fund — Page 28 of 28